Investments in Joint Ventures and Joint Operations - Joint operations additional information (Details) £ in Thousands		12 Months Ended
	Oct. 12, 2023 GBP (£)	Dec. 31, 2023	Dec. 31, 2021 compound	Oct. 09, 2023 target	Nov. 14, 2022
Evotec AG
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		40.00%	50.00%
Number of novel compounds under joint operations | compound			3
Evotec AG | Minimum
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation reduction due to future stages of development		10.00%
EQRx Inc. (EQRx)
Disclosure of joint operations [line items]
Number of initial targets created | target				3
Cash repayments of advances and loans made to other parties | £	£ 8,750
MD Anderson
Disclosure of joint operations [line items]
Target cost-sharing ratio					50.00%